Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$83,412,727.09	0.8270149	$69,510,900.76	0.6891820	$13,901,826.33
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$172,882,727.09	0.1304450	$158,980,900.76	0.1199557	$13,901,826.33

Weighted Avg. Coupon (WAC)	3.32%		3.34%
Weighted Avg. Remaining Maturity (WARM)	21.34		20.54
Pool Receivables Balance	$195,629,104.18		$181,452,721.43
Remaining Number of Receivables	31,113		30,326

Adjusted Pool Balance	$192,912,927.47		$179,011,101.14

III. COLLECTIONS

Principal:
Principal Collections	$13,847,901.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$263,222.26
Total Principal Collections	$14,111,123.63

Interest:
Interest Collections	$528,616.17
Late Fees & Other Charges	$42,335.52
Interest on Repurchase Principal	$-
Total Interest Collections	$570,951.69

Collection Account Interest	$9,680.14
Reserve Account Interest	$2,605.97
Servicer Advances	$-

Total Collections	$14,694,361.43

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$14,694,361.43
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,694,361.43

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$163,024.25	$-	$163,024.25	$163,024.25
	Collection Account Interest					$9,680.14
	Late Fees & Other Charges					$42,335.52
Total due to Servicer						$215,039.91

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$101,485.48		$101,485.48

	Total Class A interest:		$101,485.48		$101,485.48	$101,485.48

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$14,218,838.04

9.	Regular Principal Distribution Amount:					$13,901,826.33

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$13,901,826.33
	Class A Notes Total:		$13,901,826.33		$13,901,826.33
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$13,901,826.33		$13,901,826.33

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					317,011.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,716,176.71
Beginning Period Amount	$2,716,176.71
Current Period Amortization	$274,556.42
Ending Period Required Amount	$2,441,620.29
Ending Period Amount	$2,441,620.29
Next Distribution Date Required Amount	$2,183,827.88

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	10.38%	11.19%	11.19%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.11%	29,752	96.86%	$175,747,823.34
30 - 60 Days	1.45%	439	2.33%	$4,232,820.87
61 - 90 Days	0.35%	106	0.65%	$1,178,800.08
91-120 Days	0.10%	29	0.16%	$293,277.14
121 + Days	0.00%	0	0.00%	$-
Total		30,326		$181,452,721.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.89%	574	3.14%	$5,704,898.09
1st Preceding Collection Period	1.77%	551	2.93%	$5,731,883.41
2nd Preceding Collection Period	1.79%	572	2.92%	$6,134,292.77
3rd Preceding Collection Period	1.79%	588	2.87%	$6,501,236.35
Four-Month Average	1.81%		2.97%

Repossession in Current Period		22		$144,991.17
Repossession Inventory		67		$110,923.75

Current Charge-Offs
Gross Principal of Charge-Offs				$328,481.38
Recoveries				$(263,222.26)
Net Loss				$65,259.12

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.40%

Average Pool Balance for Current Period				$188,540,912.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.42%
1st Preceding Collection Period				1.22%
2nd Preceding Collection Period				0.59%
3rd Preceding Collection Period				0.27%
Four-Month Average				0.62%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,855	$42,245,958.43
Recoveries		43	2,582	$(24,053,093.46)
Net Loss				$18,192,864.97
Cumulative Net Loss as a % of Initial Pool Balance				1.33%

Net Loss for Receivables that have experienced a Net Loss *		21	2,351	$18,283,755.87
Average Net Loss for Receivables that have experienced a Net Loss				$7,777.01

Principal Balance of Extensions				$2,001,534.37
Number of Extensions				192

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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